Note 6 - Capital Stock - Warrants Outstanding (Details) - $ / shares	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2016
Statement Line Items [Line Items]
Number of warrants (in shares)	4,562,901	657,143
Private placement financing agent warrants dated September 26, 2016 [Member]
Statement Line Items [Line Items]
Number of warrants (in shares)	214,285
Exercise price (in dollars per share)	$ 0.9515
Private placement financing warrant [Member]
Statement Line Items [Line Items]
Number of warrants (in shares)	4,017,857
Exercise price (in dollars per share)	$ 1.10
Private placement financing agent warrants dated September 1, 2016 [Member]
Statement Line Items [Line Items]
Number of warrants (in shares)	73,616
Exercise price (in dollars per share)	$ 0.8718
Convertible senior note financing warrants [Member]
Statement Line Items [Line Items]
Number of warrants (in shares)	257,143
Exercise price (in dollars per share)	$ 0.98